Shareholder Report	9 Months Ended	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust III
Entity Central Index Key		0001537140
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000246894
Shareholder Report [Line Items]
Fund Name	PlanRock Alternative Growth ETF
Trading Symbol	PRAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of December 18, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.planrockfunds.com. You can also request this information by contacting us at 1-800-677-6025
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-677-6025
Additional Information Website	www.planrockfunds.com
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,504,758	$ 8,504,758	$ 8,504,758
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	170.00%
C000246897
Shareholder Report [Line Items]
Fund Name	PlanRock Market Neutral Income ETF
Trading Symbol	PRMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PlanRock Market Neutral Income ETF for the period of December 18, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.planrockfunds.com. You can also request this information by contacting us at 1-800-677-6025
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-677-6025
Additional Information Website	www.planrockfunds.com
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,662,600	$ 3,662,600	$ 3,662,600
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%